Common Shareholders’ Equity (Details Narrative) - CLP ($) $ / shares in Units, $ in Thousands																									1 Months Ended	12 Months Ended
	Dec. 26, 2025	Dec. 09, 2025	Dec. 05, 2025	Nov. 05, 2025	Apr. 16, 2025	Dec. 11, 2024	Nov. 21, 2024	Nov. 06, 2024	Apr. 29, 2024	Apr. 26, 2024	Apr. 17, 2024	Feb. 20, 2024	Nov. 08, 2023	Apr. 12, 2023	Mar. 30, 2023	Mar. 16, 2023	Mar. 10, 2023	Sep. 07, 2022	Oct. 04, 2021	Sep. 10, 2021	Aug. 09, 2021	Jul. 13, 2021	Apr. 16, 2021	Aug. 30, 2019	Dec. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
IfrsStatementLineItems [Line Items]
Issued capital																										$ 562,693,346	$ 562,693,346	$ 562,693,346
Number of shares issued and fully paid																										369,502,872	369,502,872	369,502,872
Reserve of cash flow hedges																										$ 3,675,022	$ 3,931,432	$ 7,331,368
Increase decrease through adjustments due to reassessment of fixed assets																										4,087,396
Increase decrease through adjustments of price level restatement of paid up capital	$ 721	$ 88,743	$ 118																						$ 519,883									$ 17,615,333
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																																	$ 9,779,475
Manantial Sa [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																															$ 7,801,153	$ 9,779,475
Alimentos Nutrabien Sa [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																															$ 5,426,209
Via San Pedro Tarapac S.a. [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																		$ 102,625	$ 245,244	$ 245,244									$ 13,054,114	$ 2,075,441
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital										$ 31,300														$ 60,887
Senz Briones Y Ca. S.a.i.c. [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																					$ 7,199,525	$ 7,199,525	$ 7,199,525
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital												$ 10,425,156					$ 908,438
Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in put option exercise																$ 28,554,664
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in issuance share premium															$ 148,443
Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital									$ 60,881
Vina San Pedro Tarapaca S. A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital							$ 681,186
Bebidas Del Paraguay [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital						$ 7,166,503
Reserve of exchange differences on translation
IfrsStatementLineItems [Line Items]
Reserve of exchange differences on translation																										57,529,911	50,582,827	158,095,385
Reserve of Actuarial gains and losses on defined benefit plans
IfrsStatementLineItems [Line Items]
Reserve of remeasurements of defined benefit plans																										$ 11,579,637	$ 10,430,064	$ 9,317,562
Final Dividends [Member]
IfrsStatementLineItems [Line Items]
Dividend per share				$ 84.00000	$ 100.28470			$ 117.50000			$ 85.06042		$ 86.49907	$ 24.80181
Dividend payables				$ 31,038,241	$ 37,055,485			$ 43,416,587			$ 31,430,069		$ 31,961,655	$ 9,164,340
Dividend paid date				Nov. 21, 2025	Apr. 30, 2025			Nov. 28, 2024			Apr. 30, 2024		Nov. 29, 2023	Apr. 27, 2023
Interim Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend per share																										$ 84.00000	$ 117.50000	$ 86.49907
Dividend paid date																										Nov. 21, 2025	Nov. 28, 2024	Nov. 29, 2023
Other reserves																										$ 40,117,804	$ 39,509,753	$ 65,455,801